Form N-1A Supplement	Jul. 08, 2025
Defiance Daily Target 2X Long JPM ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Statutory Prospectus
and Statement of Additional Information (“SAI”),
each dated March 11, 2025

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
Defiance Daily Target 2X Long JPM ETF	JPMX	JPX